Segment Information - Summary of Major Customers (Detail) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenue, Major Customer [Line Items]
Customers with contract revenue	10.00%
Petroleo Brasileiro Sa [Member]
Revenue, Major Customer [Line Items]
Customers with contract revenue	27.00%	17.00%
SA Group [Member]
Revenue, Major Customer [Line Items]
Customers with contract revenue	20.00%	22.00%
Saudi Aramco [Member]
Revenue, Major Customer [Line Items]
Customers with contract revenue	12.00%	8.00%
Exxon Mobil Corporation [Member]
Revenue, Major Customer [Line Items]
Customers with contract revenue	11.00%	7.00%
L L O G [Member]
Revenue, Major Customer [Line Items]
Customers with contract revenue	5.00%	18.00%